Stock options (Details)	1 Months Ended
	Feb. 29, 2012 Non-employee [Member]	Dec. 31, 2011 Non-employee [Member]	Feb. 29, 2012 Non-employee [Member] Maximum [Member]	Dec. 31, 2011 Non-employee [Member] Maximum [Member]	Feb. 29, 2012 Non-employee [Member] Minimum [Member]	Dec. 31, 2011 Non-employee [Member] Minimum [Member]	Nov. 30, 2011 Individual employee [Member]	Nov. 30, 2011 Individual employee [Member] Maximum [Member]	Nov. 30, 2011 Individual employee [Member] Minimum [Member]	Nov. 30, 2011 Employees [Member]	Nov. 30, 2011 Employees [Member] Maximum [Member]	Nov. 30, 2011 Employees [Member] Minimum [Member]
Fair value of options using the Black-Scholes option pricing method
Expected Life			3 years	3 years	1 year	1 year		3 years	1 year		3 years	1 year
Expected volatility	71.34%	63.13%					57.57%			57.57%
Risk free interest rate	35.00%	0.40%					0.40%			0.40%
Expected dividends	10.00%	0.00%					0.00%			0.00%